Putnam Investments
100 Federal Street
Boston, MA 02110

May 24, 2022

BY EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Preliminary Proxy Statement on Schedule 14A for Putnam Asset Allocation Funds (the
“Trust”) (Securities Act Reg. No. 33-51017 and Investment Company Act File No. 811-
07121), on behalf of its series Putnam Income Strategies Portfolio (the “Fund”)

Dear Ladies and Gentleman:

     On behalf of the Fund, we are filing, pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) and a related form of proxy. As described further in the Proxy Statement, the Proxy Statement is being filed in connection with the solicitation of shareholder proxies with respect to approving changes to the Fund’s management contract.

     The meeting at which shareholders of the Fund will be asked to vote on this proposal is currently expected to be held on June 23, 2022. Copies of the Proxy Statement will be mailed to shareholders of the Fund on or about June 16, 2022.

     Please direct any questions concerning this filing to the undersigned at 617-760-2577.

Very truly yours,

/s/ Venice Monagan

Senior Counsel

cc:	James Forbes, Esq.
Ropes & Gray LLP